COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Tables [Abstract]
COMMITMENTS AND CONTINGENCIES

	2012	2013
	(EUR in millions)
Financial instruments whose contract amounts represent credit risk:
Commitments to extend credit*	25	10
Commercial letters of credit	594	593
Standby letters of credit and financial guarantees written	5,587	5,665
Total	6,206	6,268

*	Commitments to extend credit as at December 31, 2012 and 2013 include amounts, which cannot be cancelled without certain conditions being met at any time and without notice, or for which automatic cancellation due to credit deterioration of the borrower is not allowed. Such commitments are used in the Risk Weighted Assets calculation for capital adequacy purposes under regulatory rules currently in force.The total commitments to extend credit at December 31, 2013 are EUR 12,327 million (2012: EUR 14,518 million)